Costa Rica Economic and Political Outlook

Country Report Costa Rica October 2012

Highlights

October 2nd 2012

Outlook for 2013-17

●	The government of the president, Laura Chinchilla, will face slow progress on its reform agenda, owing to low public support and strained relations with the opposition, following its failure to pass a long-awaited tax reform.

●	The ruling Partido Liberación Nacional (PLN) will continue to face a complicated legislative environment, after the opposition blocked a number of fiscal measures as a result of an ethics scandal that exploded in May.

●	The government’s commitment to maintaining spending programmes will lead to an average fiscal deficit of 4% of GDP in 2012-13, before higher GDP growth and an increased tax take narrow the deficit to 0.8% of GDP by 2017.

●	A strong performance in the first half of the year will support GDP growth of 4.9% in 2012. GDP growth will moderate to an annual average of 4.3% in 2013-17, supported by solid investment.

●	Inflation will remain within the present target range of the Banco Central de Costa Rica (BCCR, the Central Bank)—of 4-6%—during 2013-17, assuming that global commodity prices do not rise above current forecasts.

●	The colón will remain strong in the short term (bolstered by a weaker dollar, owing to the third round of quantitative easing in the US), depreciating gradually to C525:US$1 by end-2017.

●	The current-account deficit will remain high, at 6.2% of GDP by 2017, although it will be financed by inflows of foreign direct investment (FDI).

Review

●	Despite poor government performance, a recent poll puts the ruling PLN ahead of its rivals, with less than a year and a half before the next election.

●	A series of reforms seeks to put the shaky finances of the CCSS (the social security institute) back on track, but implementation so far has been slow.

●	GDP expanded by 5.7% year on year in the second quarter of 2012, leading to first-half growth of 6.5%. This has been partly influenced by base-year effects but also by a surge in exports.

●	The latest quarterly employment survey shows a 3.3% fall in incomes and an uptick in unemployment from 2011, despite strong economic growth.

●	Costa Rica continues to enjoy historically low inflation on both the consumer and the producer side, with consumer price inflation reaching 4.2% in August.

The current-account deficit widened to US$644m in the first six months of 2012, representing 1.6% of officially estimated GDP. During this period, inflows of FDI totalled US$1bn.

Costa Rica Economic and Political Outlook

Country Report Costa Rica October 2012

Outlook for 2013-17

Political stability

October 2nd 2012

Costa Rica will remain one of the most politically stable countries in Latin America in 2013-17, helped by its long tradition of democracy (it has had a continuous democratic regime since 1949) and high levels of social stability. Nevertheless, the president, Laura Chinchilla, of the centrist Partido Liberación Nacional (PLN), faces a challenging political environment, with less than one and a half years left of her term. She has unprecedentedly low levels of public approval for a Costa Rican president, owing to a series of corruption scandals that have affected her cabinet, and has also been damaged by an unstable relationship with the opposition. The latter situation has already twice derailed her attempts to push forward a comprehensive fiscal reform—arguably the most important item on the government’s agenda. Despite a recent power-sharing arrangement with the leftist Partido Accesibilidad Sin Exclusión (PASE) and the centre-right Partido Unidad Social Cristiana (PUSC), which has given the PLN a tenuous majority in the legislature, Ms Chinchilla has struggled to pass legislation in recent months. This situation is likely to persist now that most parties are gearing up for the 2014 elections and will therefore be less keen on compromise with the government.

Fiscal issues will remain a key item on the agenda, given the need to consolidate the public finances and provide resources for social and security spending in the longer term. The loss of additional revenue that the fiscal reform would have provided (estimated at 1.5% of GDP) will therefore have to be compensated by introducing new measures on an ad hoc basis. These are likely to be less controversial to the business sector and the public, as the most contentious items in the reform—additional taxes, as well as increases in existing ones—are no longer being considered. Successes may also be achieved in areas where broad consensus exists, such as raising security spending to combat crime, as well as the adoption of measures to boost both public and private investment, notably in infrastructure and in recently liberalised areas such as insurance, telecommunications and, eventually, energy. Overall, the stability of political institutions will remain a fundamental asset, but the highly volatile legislative environment will have a negative effect on governability throughout the forecast period.

Costa Rica Business Environment

Country Forecast Costa Rica October 2012 Updater

Costa Rica at a glance: 2013-17

October 2nd 2012

OVERVIEW

The president, Laura Chinchilla, will provide political and economic stability, while a friendly business environment will be conducive to growth and investment. A legislative alliance with opposition parties will boost the government’s chances of passing legislation, although this is still far from assured, owing to frictions with the opposition. The fiscal deficit will remain high (it reached 4.1% of GDP in 2011), forcing some degree of fiscal consolidation to compensate for the failure to pass a fiscal reform. Strong first-half GDP performance will result in 4.9% growth in 2012, after which the rate of growth will moderate. Inflationary pressure will be lower than in pre-crisis years, aided by an eventual commitment to inflation-targeting by the Banco Central de Costa Rica (the Central Bank), which will also seek to adopt a more flexible exchange-rate regime than the current system of crawling bands. Inflation expectations will be anchored at around 5% during the forecast period. The current-account deficit is expected to be 6.2% of GDP in 2017, compared to 5.5% of GDP in 2012, on the back of a larger trade gap, but it will be adequately financed through large inflows of foreign direct investment, which totalled US$2bn in 2011.